Associated entities and consolidated subsidiaries - Associated entities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Associated entities
Income from entities accounted for using the equity method	$ 178
Summary of financial information
Operating profit before tax	25,200	$ 27,290	$ 24,814
Income tax	(6,226)	(6,909)	(5,458)
PROFIT FOR THE YEAR	18,974	20,381	19,356
Other comprehensive income/(loss) for the year, net of income tax	760	1,875	(1,282)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 19,734	22,256	$ 18,074
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Proportion of ownership interest in associate (as a percent)	49.00%
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Summary of financial information
Current assets				$ 502
Non-current assets				491
Current liabilities				(290)
Non-current liabilities				(25)
Net assets	$ 315	$ 315		$ 678
Revenue	1,834
Expenses	(1,464)
Operating profit before tax	370
Income tax	(7)
PROFIT FOR THE YEAR	363
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	363
Net assets on investment date	$ 315